Income Taxes - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Taxes [Line Items]
Income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Operating loss carry forward						¥ 572,253
Operating loss carry forwards expiration year	2017	2017
Deferred tax asset allowance	$ 4,970,312			¥ 12,665,420		34,508,881
Deferred tax asset allowance rate	4.70%	4.70%	2.00%	2.00%
Accumulated undistributed earnings of Group's PRC subsidiaries						1,900,000,000
Increase in unrecognized tax benefit		¥ 0		¥ 0	¥ 0
Unrecognized tax benefit, interest on income tax expense					¥ 1,038,963
Unrecognized tax benefit, accrued interest in current period				29,033
Reverse due to lapse of statute of limitations	$ 10,381	¥ 67,248	$ 1,729,317	¥ 11,202,168
Minimum
Income Taxes [Line Items]
Withholding income tax rate	5.00%	5.00%
Maximum
Income Taxes [Line Items]
Withholding income tax rate	10.00%	10.00%
If the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent
Income Taxes [Line Items]
Unrecognized tax benefit, statute of limitations	3 years	3 years
If underpayment of tax liability exceeding RMB0.1 million
Income Taxes [Line Items]
Unrecognized tax benefit, statute of limitations	5 years	5 years
In the case of a related party transaction
Income Taxes [Line Items]
Unrecognized tax benefit, statute of limitations	10 years	10 years
Inland Revenue, Hong Kong
Income Taxes [Line Items]
Income tax rate	16.50%	16.50%
State Administration of Taxation, People's Republic of China
Income Taxes [Line Items]
Income tax rate	25.00%	25.00%
Estimated Effective Income Tax Rate
Income Taxes [Line Items]
Deferred tax asset allowance rate	76.10%	76.10%
Peoples Republic of China and Hong Kong
Income Taxes [Line Items]
Operating loss carry forward						¥ 247,000,000